                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 6/30/06

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MicroCapital

Address:  623 Fifth Avenue
          Suite 2502
          New York, NY 10022

        CIK # - 0001170643




Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Richard Gisler
Title: Client Service Representative
Phone: 212-713-9184


Signature, Place, and Date of Signing:

Richard Gisler                  New York, NY                    08/10/06
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

                           FORM 13F INFORMATION TABLE

                                                                                    ITEM 6                          ITEM 8
                                                                  ITEM 5            INVEST. DISC.   ITEM 7          VOTING
ITEM 1                          ITEM 2   ITEM 3       ITEM 4      SHARES OR                 SHARED                 AUTHORITY
                               TITLE OF  CUSIP        FAIR MKT    PRINCIPAL    SOLE SHARED  OTHER   OTHER   SOLE   SHARED     NONE
NAME OF ISSUER                  CLASS    NUMBER        VALUE       AMOUNT      (A)  (B)     (C)     MGRS    (A)    (B)        (C)
--------------                --------   ------       --------    ---------    ---- ------  ------  ------  ----   ---------------
WTS IMAGEWARE SYSTEMS, INC    OTC EQ       8904064X   N/A            27,397 N   X                            MICA      27,397   0
WTS MAXIM PHARM EXP 3/23/0    OTC EQ        8904109   N/A            53,571 N   X                            MICA      53,571   0
WTS SANDS REGENT CP 11/12/    OTC EQ        8904116     115,200      30,000 N   X                            MICA      30,000   0
WTS US SEARCH.CM 3/15/07      OTC EQ        8904119   N/A           352,942 N   X                            MICA     352,942   0
XENOMICS INC                  OTC EQ        8904181     401,042     213,320 N   X                            MICA     213,320   0
LIPONEX INC                   CEQ         53630V108   1,252,740   1,995,000 N   X                            MICA   1,995,000   0
WTS HEARUSA INC 12/18/08      OTC EQ        8904758       1,429     142,850 N   X                            MICA     142,850   0
AFP IMAGING CORP              OTC EQ        1058106   1,938,750     900,000 N   X                            MICA     900,000   0
BLUEBOOK INTL HLDG CO NEW     OTC EQ        9040554     301,283     695,000 N   X                            MICA     695,000   0
APPLIED NEUROSOLUTIONS INC    OTC EQ       9065686A     459,011   1,995,700 N   X                            MICA   1,995,700   0
MEDIA SCIENCES INTL INC       COMMON      58446X108   3,074,022     708,300 N   X                            MICA     708,300   0
PHANTOM ENTERTAINMENT         OTC EQ        9070519       5,000     400,000 N   X                            MICA     400,000   0
BRITESMILE INC                OTC EQ      110415205   5,104,166   1,736,111 N   X                            MICA   1,736,111   0
DELI SOLAR USA INC            OTC EQ        9085675     458,161      82,850 N   X                            MICA      82,850   0
FAMILY MEDS GROUP             OTC EQ      30706T100   1,101,867   1,933,100 N   X                            MICA   1,933,100   0
WTS INKSURE TECH EXP 7/5/0    OTC EQ        9143748   N/A           108,695 N   X                            MICA     108,695   0
WTS INTERACTIVE SYS WORLDW    OTC EQ        9143757   N/A            43,269 N   X                            MICA      43,269   0
WTS APPLIED NEUROSOLUTIONS    OTC EQ        9143768           3   3,000,000 N   X                            MICA   3,000,000   0
WTS CONDUCTOR EXP 9/26/07     OTC EQ        9143769   N/A           100,000 N   X                            MICA     100,000   0
WTS AUTO DATA NTWK 3/10/09    OTC EQ        9143775   N/A           100,000 N   X                            MICA     100,000   0
WTS COMDIAL CORP EXP 2/17/    OTC EQ        9143780   N/A           200,000 N   X                            MICA     200,000   0
WTS BLUEBOOK INTL HLDG 11/    OTC EQ        9143781   N/A           139,000 N   X                            MICA     139,000   0
DIVERSINET CORP               OTC EQ      25536K303   1,426,831   2,452,812 N   X                            MICA   2,452,812   0
EDT LEARNING 12% CONV REDE    CORP B        9143783     390,000     750,000 N   X                            MICA     750,000   0
WTS DDS TECH USA EXP 10/22    OTC EQ        9143786   N/A            41,667 N   X                            MICA      41,667   0
WTS EMRISE CORP EXP 1/04/1    OTC EQ        9143797   N/A           337,500 N   X                            MICA     337,500   0
WTS CHINDEX INTERNATIONAL,    OTC EQ        9143962   N/A            62,440 N   X                            MICA      62,440   0
DEQ SYSTEMS CORP              CEQ         233206101     153,817     451,000 N   X                            MICA     451,000   0
WTS DEQ SYSTEMS CORP DUE      OTC EQ        9L47062   N/A            88,000 N   X                            MICA      88,000   0
WTS DEQ SYSTEMS CORP DUE      OTC EQ        9L47064   N/A            49,167 N   X                            MICA      49,167   0
WTS XENOMICS INC @ $2.95      OTC EQ        9L47080       1,282     128,205 N   X                            MICA     128,205   0
WTS LIQUIDMETAL TECHNOLOGI    OTC EQ        9L47081       3,750     375,000 N   X                            MICA     375,000   0
WTS AMR TECHNOLOGIES INC D    OTC EQ        9L47130           1     500,000 N   X                            MICA     500,000   0
WTS DELI SOLAR (USA) INC      OTC EQ        9L47170      27,755      16,570 N   X                            MICA      16,570   0
WTS DRUGMAX EXP 10/2/10 @$    OTC EQ        9L47177     175,450     500,000 N   X                            MICA     500,000   0
WTS DEQ SYSTEMS, CORP. @ $    OTC EQ        9L47249         983      98,333 N   X                            MICA      98,333   0
WTS SPECTRE GAMING 10/27/1    OTC EQ        9L47258   N/A           468,750 N   X                            MICA     468,750   0
ONETRAVEL HOLDINGS, INC RS    OTC EQ        9L47302      49,950   1,500,000 N   X                            MICA   1,500,000   0
WTS ONETRAVEL HOLDINGS INC    OTC EQ        9L47303       2,353     235,294 N   X                            MICA     235,294   0
PEOPLE'S LIBERATION RSTD      OTC EQ        9L47438   1,520,000   2,000,000 N   X                            MICA   2,000,000   0
WTS CENTURY PACIFIC FINCL     OTC EQ        9L47439           7   7,400,000 N   X                            MICA   7,400,000   0
WTS INTRAWARE INC DUE 5/24    OTC EQ        9L47464         111      11,111 N   X                            MICA      11,111   0
ADAMS GOLF INC                OTC EQ        6228100   1,931,552   1,230,288 N   X                            MICA   1,230,288   0
ALLION HEALTHCARE INC         OTC EQ       19615103   1,211,664     139,432 N   X                            MICA     139,432   0
COLLEGIATE PAC INC            COMMON      194589206   4,333,325     403,100 N   X                            MICA     403,100   0
BRANDPARTNERS GROUP INC       OTC EQ      10531R107     502,910   2,514,550 N   X                            MICA   2,514,550   0
CATALINA LIGHTING INC         OTC EQ      148865207   3,110,859     345,651 N   X                            MICA     345,651   0
CABO DRILLING CORP            CEQ         12687C108     344,889   1,000,000 N   X                            MICA   1,000,000   0
CENTURY II HLDGS INC          CEQ         156697104      88,283      13,500 N   X                            MICA      13,500   0
CORETEC INC                   CEQ         21870C106     465,825     400,000 N   X                            MICA     400,000   0
COASTAL CONTACTS INC          CEQ         19044R108   1,166,353     930,000 N   X                            MICA     930,000   0
CHARTWELL TECHNOLOGY INC      CEQ         16140R107   2,460,263   1,040,300 N   X                            MICA   1,040,300   0
DATAWATCH CORP                OTC EQ      237917208     525,494     146,786 N   X                            MICA     146,786   0
ESI ENTMT SYS INC 144A        CEQ         29643U204     309,892     400,000 N   X                            MICA     400,000   0
ESI ENTERTAINMENT SYSTEMS     CEQ         29643U105     310,472     133,300 N   X                            MICA     133,300   0
ENTERPRISE OIL LTD            CEQ         293777108     452,298     330,000 N   X                            MICA     330,000   0
FIBERSTARS INC WARRANT        OTC EQ         FIBWRT      92,768      27,692 N   X                            MICA      27,692   0
GLENTEL INC                   CEQ         378913107   1,448,052     278,700 N   X                            MICA     278,700   0
GAMETECH INTERNATIONAL INC    OTC EQ      36466D102   4,419,767     488,372 N   X                            MICA     488,372   0
INNICOR SUBSURFACE            CEQ         45770W201   1,986,563     739,200 N   X                            MICA     739,200   0
HANFENG EVERGREEN INC         CEQ         410347108   1,949,440     649,600 N   X                            MICA     649,600   0
HAMMOND POWER SOLUTIONS IN    CEQ         408549103   1,152,782     373,000 N   X                            MICA     373,000   0
HART STORES INC               CEQ         416167104   1,517,065     338,700 N   X                            MICA     338,700   0
IMAGING DYNAMICS CORP         CEQ         451920201     854,385     272,500 N   X                            MICA     272,500   0
WTS IMEDIA INTL DUE 8/31/0    OTC EQ        IMEDWAR           2   1,666,556 N   X                            MICA   1,666,556   0
INKSURE TECHNOLOGIES INC      OTC EQ      4.57E+110     839,549     399,785 N   X                            MICA     399,785   0
I C ISAACS & CO INC           OTC EQ      464192103   5,960,478     993,413 N   X                            MICA     993,413   0
IROC SYSTEMS CORP             CEQ         462732108     260,414     102,000 N   X                            MICA     102,000   0
INTRAWARE INC WTS             OTC EQ        ITRA.WT   N/A            10,000 N   X                            MICA      10,000   0
INYX INC                      OTC EQ      461868101     981,760     377,600 N   X                            MICA     377,600   0
***JINPAN INTERNATIONAL LT    COMMON      G5138L100     785,000     100,000 N   X                            MICA     100,000   0
KONA GRILL INC                OTC EQ      50047H201   3,550,378     273,106 N   X                            MICA     273,106   0
KSW INC                       COMMON      48268R106   2,081,255     526,900 N   X                            MICA     526,900   0
LOGICVISION INC DEL           OTC EQ      54140W107   2,370,239   1,394,258 N   X                            MICA   1,394,258   0
LOUD TECHNOLOGIES INC         OTC EQ      545731200   1,562,418      84,455 N   X                            MICA      84,455   0
MACRO ENTERPRISES INC         CEQ         55608F106     429,992     200,000 N   X                            MICA     200,000   0
MULTIBAND CORP                OTC EQ      62544X100   1,104,601   1,115,759 N   X                            MICA   1,115,759   0
NARROWSTEP INC                OTC EQ       NARROWPV     900,000   1,666,667 N   X                            MICA   1,666,667   0
WTS A NARROWSETP INC          OTC EQ        NARRWTA           1     833,333 N   X                            MICA     833,333   0
WTS B NARROWSTEP INC          OTC EQ        NARRWTB         833     833,333 N   X                            MICA     833,333   0
NEO MATERIAL TECH INC         CEQ         64045Y108   1,567,679   1,000,000 N   X                            MICA   1,000,000   0
INPLAY TECHNOLOGIES INC       OTC EQ      45773L103   1,051,567     404,449 N   X                            MICA     404,449   0
NATURE VISION INC             OTC EQ      6.39E+110     425,000      50,000 N   X                            MICA      50,000   0
NUTRACEA                      OTC EQ      67060N204     661,475     642,209 N   X                            MICA     642,209   0
NEW WORLD RESTAURANT GROUP    OTC EQ      649271400     875,243     186,222 N   X                            MICA     186,222   0
QUSTREAM CORP                 CEQ         749131108   1,157,273     702,100 N   X                            MICA     702,100   0
PHARMENG INTERNATIONAL INC    CEQ         71715M108     626,848   1,555,000 N   X                            MICA   1,555,000   0
PFB CORP                      CEQ         69331T101   3,188,659     339,000 N   X                            MICA     339,000   0
PETRO FIELD INDUSTRIES        CEQ         715917100     195,109     198,000 N   X                            MICA     198,000   0
PROGRESSIVE GAMING INTL CO    OTC EQ      74332S102   8,011,536   1,027,120 N   X                            MICA   1,027,120   0
PACIFIC INSIGHT ELECTRONIC    CEQ         6.94E+112     416,555     100,000 N   X                            MICA     100,000   0
PULSE DATA INC                CEQ         74586Q109   2,385,622     918,300 N   X                            MICA     918,300   0
PURE TECHNOLOGIES             CEQ         745915108   1,383,719   1,197,400 N   X                            MICA   1,197,400   0
QUEST RESOURCE CORP NEW       OTC EQ      748349305   1,829,250     135,000 N   X                            MICA     135,000   0
ROCTEST LTEE                  CEQ         774903108      39,973      22,200 N   X                            MICA      22,200   0
***RDM CORPORATION            OTC EQ      748934106   1,944,628   1,359,880 N   X                            MICA   1,359,880   0
RISK GEORGE INDS INC CL A     OTC EQ      767720204     738,000     100,000 N   X                            MICA     100,000   0
RELM WIRELESS CORP            COMMON      759525108   2,089,298     335,900 N   X                            MICA     335,900   0
SPORT-HALEY INC               OTC EQ      848925103     481,440     100,300 N   X                            MICA     100,300   0
SPORTSCENE GROUP INC CL A     CEQ         84920P105   3,612,335     298,700 N   X                            MICA     298,700   0
SRI/SURGICAL EXPRESS INC      OTC EQ      78464W104   1,657,500     265,200 N   X                            MICA     265,200   0
SUTRON CORP                   OTC EQ      869380105   1,129,253     150,567 N   X                            MICA     150,567   0
SYNPLICITY INC                OTC EQ      87160Y108   7,958,511   1,355,794 N   X                            MICA   1,355,794   0
***SYLOGIST LTD               OTC EQ      87132P102     653,911     470,000 N   X                            MICA     470,000   0
VALPEY FISHER CORP            COMMON      920344108     538,200     138,000 N   X                            MICA     138,000   0
WARNEX INC                    CEQ         934632100     773,609   1,167,000 N   X                            MICA   1,167,000   0
ZILA INC                      OTC EQ      989513205   6,383,471   1,970,207 N   X                            MICA   1,970,207   0